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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08743
Invesco Van Kampen Senior Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 10/31/10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Van Kampen Senior Income Trust
Quarterly Schedule of Portfolio Holdings
October 31, 2010

invesco.com/us	VK-CE-SINC-QTR-1 10/10	Invesco Advisers, Inc.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Variable Rate** Senior Loan Interests 143.7%
	Aerospace & Defense 4.7%
$1,949	Apptis, Inc. Term Loan	3.520%	12/20/12	$1,929,120
980	Booz Allen Hamilton, Inc. Term Loan B	7.500	07/31/15	986,997
3,156	Booz Allen Hamilton, Inc. Term Loan C	6.000	07/31/15	3,168,994
2,566	DynCorp International, LLC Term Loan B	6.250	07/05/16	2,584,526
1,785	IAP Worldwide Services, Inc. Second Lien Term Loan (a)	12.500	06/28/13	1,750,164
6,033	IAP Worldwide Services, Inc. Term Loan (a)	8.250	12/30/12	5,939,524
4,359	ILC Industries, Inc. First Lien Term Loan	2.255	02/24/12	4,282,959
2,302	Primus International, Inc. Incremental Term Loan	2.760	06/07/12	2,267,789
5,274	Sequa Corp. Term Loan	8.080	12/03/14	2,540,569
389	TASC, Inc. Term Loan A	5.500	12/18/14	390,551
4,196	TASC, Inc. Term Loan B	5.750	12/18/15	4,236,591
3,090	Triumph Group, Inc. Term Loan B	4.500	06/16/16	3,112,738
4,535	Vangent, Inc. Term Loan B	2.320	02/14/13	4,353,178
567	Wesco Aircraft Hardware Corp. Second Lien Term Loan	6.010	03/28/14	563,833
2,394	Wyle Services Corp. Incremental Term Loan	7.750	03/25/16	2,398,660

				40,506,193

	Air Transport 0.4%
3,305	Delta Air Lines, Inc. Secured Term Loan	8.750	09/27/13	3,359,160

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Automotive 5.5%
$1,541	Autotrader.com, Inc. Term Loan B	6.000%	06/14/16	$1,550,708
3,365	Dana Holding Corp. Term Loan B	4.590	01/30/15	3,365,200
15,688	Federal-Mogul Corp. Term Loan B	2.198	12/29/14	13,943,926
13,921	Ford Motor Co. Term Loan	3.040	12/16/13	13,786,962
104	Hertz Corp. Synthetic Letter of Credit	2.010	12/21/12	103,354
561	Hertz Corp. Term Loan B	7.410	12/21/12	557,452
5,036	KAR Holdings, Inc. Term Loan B	3.010	10/18/13	4,948,667
749	Key Safety Systems, Inc. First Lien Term Loan	2.506	03/08/14	698,323
611	Performance Transportation Services, Inc. Letter of Credit (b)(c)(d)	3.250	01/26/12	149,447
420	Performance Transportation Services, Inc. Term Loan (b)(c)(d)	7.500	01/26/12	102,625
5,856	Pinafore, LLC Term Loan B	6.750	09/29/16	5,928,982
1,085	TRW Automotive, Inc. Term Loan A2	4.080	05/30/15	1,097,778
835	United Components, Inc. Term Loan B	6.250	03/23/17	841,436

				47,074,860

	Beverage & Tobacco 1.7%
10,041	DS Waters of America, Inc. Term Loan B	2.506	10/27/12	9,931,926
4,950	DSW Holdings, Inc. Term Loan	4.256	03/02/12	4,851,000

				14,782,926

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Building & Development 4.1%
$1,009	Axia Acquisition Corp. Second Lien Term Loan A (a)(j)	9.390%	03/11/16	$953,516
1,918	Axia Acquisition Corp. Second Lien Term Loan B (j)	3.390	03/12/16	1,668,497
1,720	Building Materials Holding Corp. Second Lien Term Loan (a)	8.000	01/05/15	1,380,079
496	Capital Automotive, LP Term Loan B	2.010	12/16/10	494,640
4,440	Capital Automotive, LP Term Loan C	2.010	12/14/12	4,400,954
996	CB Richard Ellis Services, Inc. Term Loan B	5.750	12/20/13	996,758
993	CB Richard Ellis Services, Inc. Term Loan B1	6.250	12/21/15	995,106
2,288	CB Richard Ellis Services, Inc. Term Loan B-1A	6.250	12/21/15	2,293,267
2,825	Contech Construction Products, Inc. Term Loan	6.250	01/31/13	2,467,554
3,835	Custom Building Products, Inc. Term Loan B	5.750	03/19/15	3,834,584
2,500	El Ad IDB Las Vegas, LLC Term Loan A1	3.006	08/09/12	1,309,375
4,714	Ginn LA CS Borrower First Lien Term A Credit Linked (c)	7.750	06/08/11	271,071
10,106	Ginn LA CS Borrower First Lien Term Loan (c)	6.196	06/08/11	581,079
6,000	Ginn LA CS Borrower Second Lien Term Loan (c)	10.196	06/08/12	30,000
2,200	Kyle Acquisition Group, LLC Term Loan B (c)(e)	5.750	07/20/09	216,337
3,000	Kyle Acquisition Group, LLC Term Loan C (c)	4.000	07/20/11	295,005
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Building & Development (continued)
$51	Lake At Las Vegas Joint Venture, LLC Exit Revolving Credit Agreement (a)(f)	6.180%	12/31/12	$50,224
1,207	NLV Holdings, LLC First Lien Term Loan (a)(c)(d)	5.750	03/31/11	243,734
2,477	NLV Holdings, LLC Second Lien Term Loan (a)(c)(d)	5.250	05/09/12	21,675
2,314	Realogy Corp. Delayed Draw Term Loan	3.260	10/10/13	2,125,676
804	Realogy Corp. Letter of Credit	3.256	10/10/13	738,235
5,895	Realogy Corp. Term Loan	3.257	10/10/13	5,415,888
1,908	South Edge, LLC Term Loan A (c)(e)	5.250	10/31/08	906,304
2,000	South Edge, LLC Term Loan C (c)(e)	5.500	10/31/09	950,000
540	Standard Pacific Corp. Term Loan	2.119	05/05/13	495,450
2,400	Tamarack Resorts, LLC Credit Lined Note A (c)	8.051	05/19/11	33,000
497	Tamarack Resorts, LLC Term Loan (c)(e)	20.250	07/02/09	396,900
3,546	Tamarack Resorts, LLC Term Loan B (c)	7.500	05/19/11	48,758
299	WCI Communities, Inc. First Lien Term Loan	11.000	09/03/14	298,682
1,251	WCI Communities, Inc. PIK Term Loan (a)	10.000	09/02/16	1,210,793

				35,123,141

	Business Equipment & Services 12.9%
6,766	Affinion Group, Inc. Term Loan B	5.000	10/10/16	6,715,255
3,283	Asurion Corp. First Lien Term Loan	3.280	07/03/14	3,065,028
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Business Equipment & Services (continued)
$10,866	Asurion Corp. Incremental Term Loan B2	3.256%	03/31/15	$10,689,001
921	Asurion Corp. Second Lien Term Loan	6.756	07/03/15	861,730
1,000	Bright Horizons Family Solutions, Inc. Revolving Credit Agreement (f)	1.381	05/28/14	997,045
2,427	Bright Horizons Family Solutions, Inc. Term Loan B	7.500	05/28/15	2,442,476
4,222	Dealer Computer Services, Inc. Term Loan B	5.250	04/21/17	4,247,946
823	Education Management, LLC Term Loan C	2.063	06/03/13	770,670
11,658	First Data Corp. Term Loan B1	3.010	09/24/14	10,514,469
12,974	First Data Corp. Term Loan B2	3.010	09/24/14	11,697,195
8,051	First Data Corp. Term Loan B3	3.010	09/24/14	7,253,994
2,124	GSI Holdings, LLC Term Loan	3.300	08/01/14	1,890,666
2,463	Interactive Data Corp. Term Loan B	6.750	01/27/17	2,511,172
5,229	iPayment, Inc. Term Loan	2.280	05/10/13	5,006,462
4,395	Kronos, Inc. Initial Term Loan	2.039	06/11/14	4,307,129
1,540	Kronos, Inc. Second Lien Term Loan	6.039	06/11/15	1,467,592
3,897	Mitchell International, Inc. Second Lien Term Loan	5.563	03/30/15	3,416,904
5,101	NCO Financial Systems Term Loan B	7.434	05/15/13	4,956,444
3,889	Nielsen Finance, LLC Class A Term Loan	2.256	08/09/13	3,836,718
6,603	Nielsen Finance, LLC Term Loan C	4.006	05/02/16	6,501,980
1,928	SMG Holdings, Inc. Term Loan B	3.290	07/27/14	1,831,637
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Business Equipment & Services (continued)
$4,069	Sorenson Communications, Inc. Term Loan C	6.000%	08/16/13	$3,791,247
1,266	Sungard Data Systems, Inc. Incremental Term Loan	6.750	02/28/14	1,282,952
1,258	Sungard Data Systems, Inc. Term Loan A	2.006	02/28/14	1,226,620
7,272	Sungard Data Systems, Inc. Term Loan B	4.030	02/26/16	7,227,624
2,133	Verint Systems, Inc. Term Loan B	5.250	05/25/14	2,113,134
354	Vertafore, Inc. Term Loan B	6.750	07/29/16	356,803

				110,979,893

	Cable & Satellite Television 6.2%
1,990	Cequel Communications, LLC New Term Loan	2.257	11/05/13	1,967,711
18,395	Charter Communications Operating, LLC Extended Term Loan (d)	3.540	09/06/16	18,091,751
2,143	Charter Communications Operating, LLC Replacement Term Loan (d)	2.260	03/06/14	2,106,202
4,000	Charter Communications Operating, LLC Third Lien Term Loan (d)	2.755	09/06/14	3,792,000
1,842	CSC Holdings, Inc. Extended Term Loan B-3	2.006	03/29/16	1,822,711
2,123	CSC Holdings, Inc. Incremental B-2 Term Loan	2.006	03/29/16	2,115,492
2,333	Knology, Inc. New Term Loan B	5.500	10/17/16	2,344,553
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Cable & Satellite Television (continued)
$2,310	Mediacom Illinois, LLC Term Loan C	2.000%	01/31/15	$2,193,056
2,108	Mediacom Illinois, LLC Term Loan D	5.500	03/31/17	2,098,880
1,579	Mediacom Illinois, LLC Term Loan E	4.500	10/23/17	1,560,034
3,840	MCC Iowa, LLC Term Loan D-2	2.000	01/31/15	3,677,042
1,493	MCC Iowa, LLC Term Loan F	4.500	10/23/17	1,484,283
3,040	Midcontinent Communications Term Loan B	6.250	12/31/16	3,054,735
7,645	UPC Broadband Holdings, B.V. Term Loan T (Netherlands)	4.251	12/30/16	7,470,590

				53,779,040

	Chemicals & Plastics 6.5%
2,400	Brenntag Holdings GmbH & Co. Second Lien Term Loan (Germany)	6.453	07/17/15	2,411,568
2,868	Cristal Inorganic Chemicals US, Inc. First Lien Term Loan	2.539	05/15/14	2,770,127
3,702	Hexion Specialty Chemicals, Inc. Extended Term Loan C1	4.063	05/05/15	3,628,096
1,648	Hexion Specialty Chemicals, Inc. Extended Term Loan C2	4.063	05/05/15	1,614,978
2,482	Hexion Specialty Chemicals, Inc. Extended Term Loan C5	4.063	05/05/15	2,413,843
1,694	Huntsman International, LLC New Term Loan	1.780	04/21/14	1,660,485
4,087	Huntsman International, LLC Term Loan C	2.520	06/30/16	4,025,239
6,616	Kraton Polymers, LLC Term Loan	2.313	05/13/13	6,522,777
2,993	Lyondell Chemical Co. Exit Term Loan	5.500	04/08/16	3,022,156
6,548	MetoKote Corp. Term Loan Refinance	9.000	11/27/11	6,200,351
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Chemicals & Plastics (continued)
$249	Nalco Co. Add on Term Loan	2.508%	05/13/16	$247,613
5,491	Nalco Co. Term Loan B1	4.500	09/30/17	5,561,931
2,227	Nusil Technology, LLC New Term Loan B	6.000	02/18/15	2,295,694
4,026	PQ Corp. Term Loan B	3.530	07/30/14	3,864,826
1,323	Rockwood Specialties Group, Inc. Term Loan E	4.500	07/30/12	1,333,258
1,699	Rockwood Specialties Group, Inc. Term Loan H	6.000	05/15/14	1,711,540
4,165	Solutia, Inc. Term Loan B	4.750	03/17/17	4,204,686
2,605	Univar, Inc. Term Loan	3.255	10/10/14	2,599,197

				56,088,365

	Clothing/Textiles 2.1%
3,022	Gold Toe Investment Corp. First Lien Term Loan B	8.500	10/30/13	2,915,829
2,750	Gold Toe Investment Corp. Second Lien Term Loan	11.750	04/30/14	2,002,358
3,906	HanesBrands, Inc. New Term Loan	5.250	12/10/15	3,954,940
4,850	Levi Strauss & Co. Term Loan	2.506	03/27/14	4,569,112
2,074	Phillips-van Heusen Corp. Term Loan B	4.750	05/06/16	2,093,860
2,501	Varsity Brands, Inc. Term Loan B	2.813	02/22/14	2,238,734

				17,774,833

	Conglomerates 0.4%
175	RGIS Holdings, LLC Delayed Draw Term Loan	2.789	04/30/14	162,687
3,499	RGIS Holdings, LLC Term Loan B	2.780	04/30/14	3,253,740

				3,416,427

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Containers & Glass Products 5.6%
$3,756	Anchor Glass Container Corp. First Lien Term Loan	6.000%	03/02/16	$3,765,159
1,425	Anchor Glass Container Corp. Second Lien Term Loan	10.000	09/02/16	1,418,766
3,400	Berlin Packaging, LLC Term Loan	3.280	08/17/14	3,178,748
3,797	Berry Plastics Corp. Term Loan C	2.376	04/03/15	3,591,433
1,561	BWAY Corp. New Term Loan B	5.520	06/16/17	1,568,124
146	BWAY Corp. New Term Loan C	5.560	06/16/17	147,012
5,554	Graham Packaging Co., L.P. Term Loan C	6.750	04/05/14	5,610,446
2,172	Graham Packaging Co., L.P. Term Loan D	6.000	09/23/16	2,195,946
6,018	Kranson Industries, Inc. Term Loan B	2.510	07/31/13	5,654,098
5,489	Packaging Dynamics Operating Co. Term Loan	2.289	06/09/13	5,049,984
2,022	Pertus Sechzehnte GmbH Term Loan B2 (Germany)	2.632	06/13/15	1,741,503
2,022	Pertus Sechzehnte GmbH Term Loan C2 (Germany)	2.882	06/13/16	1,751,616
4,740	Reynolds Group Holdings Inc. Dollar Term Loan	6.750	05/05/16	4,790,125
2,205	Reynolds Group Holdings Inc. Incremental Term Loan	6.250	05/05/16	2,222,411
5,158	Smurfit-Stone Container Corp. Exit Term Loan B	6.750	02/22/16	5,214,184
825	Tegrant Corp. Second Lien Term Loan	5.790	03/08/15	660,000

				48,559,555

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Cosmetics/Toiletries 2.0%
$1,849	American Safety Razor Co. First Lien Term Loan (a)	8.750%	07/31/13	$1,824,552
2,845	American Safety Razor Co. Second Lien Term Loan (c)	12.500	01/30/14	572,589
4,219	Huish Detergents, Inc. Term Loan B	2.010	04/26/14	4,067,021
395	KIK Custom Products, Inc. Canadian Term Loan	2.540	06/02/14	336,533
2,302	KIK Custom Products, Inc. First Lien Term Loan	2.540	06/02/14	1,963,109
4,000	KIK Custom Products, Inc. Second Lien Term Loan	5.289	11/30/14	2,740,000
1,622	Marietta Intermediate Holding Corp. Term Loan B (a)	8.000	02/19/15	1,475,881
4,094	Philosophy, Inc. Term Loan B	2.010	03/16/14	3,950,288

				16,929,973

	Drugs 1.9%
2,124	Nyco Holdings 2 ApS Term Loan B2 (Denmark)	4.005	12/29/14	1,972,255
2,123	Nyco Holdings 2 ApS Term Loan C2 (Denmark)	4.755	12/29/15	1,982,272
102	Nyco Holdings 3 ApS Facility A1 (Denmark)	3.256	12/29/13	95,904
523	Nyco Holdings 3 ApS Facility A2 (Denmark)	3.255	12/29/13	492,892
16	Nyco Holdings 3 ApS Facility A3 (Denmark)	3.255	12/29/13	15,443
10	Nyco Holdings 3 ApS Facility A4 (Denmark)	3.255	12/29/13	9,838
74	Nyco Holdings 3 ApS Facility A5 (Denmark)	3.255	12/29/13	69,559
1,538	Warner Chilcott Co., LLC Incremental Term Loan	6.250	04/30/15	1,548,465
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Drugs (continued)
$2,812	Warner Chilcott Co., LLC Term Loan A	6.000%	10/30/14	$2,809,869
1,509	Warner Chilcott Co., LLC Term Loan B1	6.250	04/30/15	1,520,061
2,514	Warner Chilcott Co., LLC Term Loan B2	6.250	04/30/15	2,531,177
2,718	Warner Chilcott Co., LLC Term Loan B3	6.500	02/22/16	2,746,099
883	Warner Chilcott Co., LLC Term Loan B4	6.500	02/22/16	891,591

				16,685,425

	Ecological Services & Equipment 1.3%
2,056	Environmental Systems Products Hldgs, Inc. Second Lien Term Loan	13.500	09/12/14	2,065,084
739	Servicemaster Co. Delayed Draw Term Loan	2.760	07/24/14	703,531
7,417	Servicemaster Co. Term Loan	2.770	07/24/14	7,064,620
1,100	Synagro Technologies, Inc. Second Lien Term Loan	5.010	10/02/14	891,005
1,018	Synagro Technologies, Inc. Term Loan B	2.260	04/02/14	885,579

				11,609,819

	Electronics Electrical 4.1%
872	AX Acquisition Corp. Term Loan B-1	3.625	08/15/14	864,284
701	Matinvest 2 SAS Term Loan (France)	3.911	06/23/14	624,011
701	Matinvest 2 SAS Term Loan (France)	4.161	06/22/15	627,314
8,114	CDW Corp. Term Loan	4.256	10/10/14	7,721,235
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Electronics/Electrical (continued)
$2,067	Edwards Ltd. Second Lien Term Loan (Cayman Islands) (a)	6.005%	11/30/14	$1,874,251
5,927	Freescale Semiconductor, Inc. Extended Term Loan B	4.506	12/01/16	5,600,411
2,155	Infor Enterprise Solutions Holdings, Inc. Extended Delayed Draw Term Loan	6.010	07/28/15	2,003,871
4,130	Infor Enterprise Solutions Holdings, Inc. Extended Initial Term Loan	6.010	07/28/15	3,840,753
6,208	Open Solutions, Inc. Term Loan B	2.415	01/23/14	5,263,752
260	Proquest CSA, LLC Term Loan	3.790	02/09/14	255,208
1,048	Savvis Communications Corp. Term Loan	6.750	08/04/16	1,062,390
2,060	Sensata Technologies, Inc. Term Loan	2.040	04/26/13	2,005,085
3,293	Spectrum Brands, Inc. New Term Loan	8.000	06/16/16	3,364,479

				35,107,044

	Farming/Agriculture 0.6%
3,659	Wm. Bolthouse Farms, Inc. New First Lien Term Loan	5.500	02/11/16	3,679,614
1,773	Wm. Bolthouse Farms, Inc. New Second Lien Term Loan	9.500	08/11/16	1,793,779

				5,473,393

	Financial Intermediaries 6.1%
6,181	Fidelity National Information Solutions, Inc. Term Loan B	5.250	07/18/16	6,273,754
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Financial Intermediaries (continued)
$3,157	First American Payment Systems, LP Term Loan	5.250%	10/06/13	$2,983,129
4,317	Grosvenor Capital Management Holdings, LLP Term Loan B	2.313	12/05/13	4,123,011
4,146	Harland Clarke Holdings Corp. Term Loan B	2.780	06/30/14	3,748,020
5,173	LPL Holdings, Inc. 2015 Extended Term Loan	4.250	06/25/15	5,169,726
1,643	LPL Holdings, Inc. Term Loan D	2.039	06/28/13	1,635,193
2,575	National Processing Co. Group, Inc. Second Lien Term Loan	11.000	09/29/14	2,351,838
5,592	National Processing Co. Group, Inc. Term Loan B	7.250	09/29/13	5,553,224
5,740	Nuveen Investments, Inc. Term Loan	3.289	11/13/14	5,388,956
4,178	Oxford Acquisition III, Ltd. U.S. Term Loan (United Kingdom)	2.038	05/12/14	3,759,806
2,549	RJO Holdings Corp. Second Lien Term Loan (a)	9.010	07/13/15	178,403
4,834	RJO Holdings Corp. Term Loan B (a)	5.260	07/12/14	3,222,706
2,804	Trans Union, LLC Term Loan B	6.750	06/15/17	2,857,278
3,347	Transfirst Holdings, Inc. Second Lien Term Loan (a)	6.290	06/15/15	3,146,646
2,902	Transfirst Holdings, Inc. Term Loan B	3.040	06/15/14	2,655,788

				53,047,478

	Food Products 5.5%
301	Advantage Sales & Marketing, Inc. Second Lien Term Loan	8.500	05/05/17	305,022
2,397	Advantage Sales & Marketing, Inc. Term Loan	5.000	05/05/16	2,394,476
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Food Products (continued)
$6,945	Coleman Natural Foods, LLC First Lien Term Loan	7.250%	08/22/12	$6,597,773
3,937	DCI Cheese Co. Term Loan	8.000	04/15/12	3,336,702
207	Dean Foods Co. Extended Term Loan B2	3.540	04/02/17	207,337
1,903	Dole Food Co. Inc. Term Loan B	5.060	03/02/17	1,917,958
4,727	Dole Food Co. Inc. Term Loan C	5.040	03/02/17	4,763,728
7,992	Farley’s & Sathers Candy Co., Inc. First Lien Term Loan	7.000	06/15/11	7,951,774
1,200	Farley’s & Sathers Candy Co., Inc. Second Lien Term Loan	11.250	01/02/12	1,194,000
1,549	Michael Foods Group, Inc. Term Loan B	6.250	06/29/16	1,580,322
3,589	NBTY, Inc. Term Loan B	6.250	10/02/17	3,641,570
5,982	Pierre Foods, Inc. First Lien Term Loan	7.000	09/29/16	5,928,969
587	Pierre Foods, Inc. Second Lien Term Loan	11.250	09/29/17	575,957
5,694	Pinnacle Foods Holdings Corp. Term Loan B	2.756	04/02/14	5,548,227
1,508	Pinnacle Foods Holdings Corp. Term Loan D	6.000	04/02/14	1,526,753

				47,470,568

	Food Service 2.3%
193	Aramark Corp. Synthetic Letter of Credit	2.281	01/27/14	188,132
2,367	Aramark Corp. Term Loan	2.164	01/27/14	2,305,300
5,140	Burger King Corp. New Term Loan B	6.250	10/19/16	5,191,358
2,463	Center Cut Hospitality, Inc. Term Loan	9.250	07/06/14	2,352,331
2,280	DineEquity, Inc. Term Loan B	6.000	10/19/17	2,302,780
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Food Service (continued)
$3,969	NPC International, Inc. Term Loan B	2.030%	05/03/13	$3,889,741
213	OSI Restaurant Partners, LLC Revolving Credit Agreement	1.470	06/14/13	201,181
2,345	OSI Restaurant Partners, LLC Term Loan B	2.625	06/14/14	2,213,343
775	Wendy’s/Arby’s Group, Inc. Term Loan B	5.000	05/24/17	781,477

				19,425,643

	Food/Drug Retailers 3.5%
7,402	General Nutrition Centers, Inc. Term Loan B	2.530	09/16/13	7,291,172
926	Pantry, Inc. (The) Delayed Draw Term Loan B	2.010	05/15/14	888,728
3,215	Pantry, Inc. (The) Term Loan B	2.010	05/15/14	3,086,621
6,001	Rite Aid Corp. Term Loan 3	6.000	06/04/14	5,976,201
6,178	Rite Aid Corp. Term Loan B	2.010	06/04/14	5,578,966
7,122	Roundy’s Supermarkets, Inc. Extended Term Loan	7.000	11/03/13	7,109,799

				29,931,487

	Forest Products 0.6%
2,400	Ainsworth Lumber Co., Ltd Term Loan	5.313	06/26/14	2,283,000
990	Georgia-Pacific Corp. New Term Loan B	2.290	12/21/12	989,044
428	Verso Paper Holding, LLC Term Loan (a)	6.790	02/01/13	353,796
212	White Birch Paper Co. DIP Delayed Draw Term Loan (Canada) (f)	6.720	12/01/10	211,568
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Forest Products (continued)
$1,296	White Birch Paper Co. DIP Term Loan B (Canada)	12.000%	12/01/10	$1,293,736

				5,131,144

	Healthcare 14.4%
8,893	Alere, Inc. First Lien Term Loan	2.270	06/26/14	8,581,263
229	American Medical Systems, Inc. Term Loan	2.563	07/20/12	222,881
6,646	Biomet Inc. Term Loan B	3.280	03/25/15	6,566,688
7,643	Carestream Health, Inc. First Lien Term Loan	2.255	04/30/13	7,495,880
2,084	Catalent Pharma Solutions Dollar Term Loan	2.505	04/10/14	1,969,226
870	Community Health Systems, Inc. Delayed Draw Term Loan	2.549	07/25/14	856,980
17,392	Community Health Systems, Inc. Term Loan	2.549	07/25/14	17,138,791
4,409	DJO Finance, LLC New Term Loan B	3.255	05/20/14	4,323,995
5,152	DSI Renal, Inc. Term Loan (a)	9.000	03/31/13	5,170,910
426	Genoa Healthcare Group, LLC Term Loan B	5.500	08/10/12	415,358
3,096	Gentiva Health Services, Inc. New Term Loan B	6.750	08/15/16	3,119,394
12,932	HCA, Inc. Extended Term Loan B2	3.539	03/31/17	12,722,827
1,098	HCA, Inc. Term Loan A	1.789	11/16/12	1,079,119
3,259	HCA, Inc. Term Loan B	2.539	11/18/13	3,198,978
1,792	HCR Healthcare, LLC Term Loan B	2.755	12/22/14	1,753,496
8,421	Health Management Associates, Inc. Term Loan B	2.039	02/28/14	8,262,013
4,076	IMS Health Inc. Term Loan B	5.250	02/26/16	4,123,175
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Healthcare (continued)
$4,694	Rehabcare Group, Inc. Term Loan B	6.000%	11/24/15	$4,729,260
1,865	Select Medical Corp. Term Loan B	2.339	02/24/12	1,842,562
2,458	Skilled Healthcare Group, Inc. Term Loan B	5.250	04/08/16	2,388,412
2,343	Sun Healthcare Group Inc. New Term Loan B	7.500	10/15/16	2,322,832
10,133	Surgical Care Affiliates, Inc. Term Loan	2.289	12/29/14	9,626,256
818	United Surgical Partners, International Inc. Delayed Draw Term Loan	2.260	04/21/14	788,858
4,965	United Surgical Partners, International Inc. Term Loan B	2.270	04/19/14	4,788,403
11,038	Universal Health Services, Inc. Term Loan B	6.250	07/28/16	11,176,752

				124,664,309

	Healthcare — Providers & Services 0.3%
2,457	DaVita, Inc. New Term Loan B	4.500	10/20/16	2,485,667

	Home Furnishings 1.3%
1,360	Brown Jordan International, Inc. Term Loan	6.260	04/30/12	1,332,573
1,000	Hunter Fan Co. Second Lien Term Loan	7.010	10/16/14	667,500
953	Hunter Fan Co. Term Loan	2.760	04/16/14	842,679
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Home Furnishings (continued)
$2,547	Mattress Holdings Corp. Term Loan B	2.540%	01/18/14	$2,222,490
3,423	National Bedding Co. LLC Second Lien Term Loan	5.375	02/28/14	3,260,779
3,236	Yankee Candle Co., Inc. Term Loan B	2.260	02/06/14	3,158,763

				11,484,784

	Industrial Equipment 2.0%
3,719	Baldor Electric Co. Term Loan B	5.250	01/31/14	3,748,755
2,735	Bucyrus International, Inc. Term Loan	4.500	02/19/16	2,768,079
906	Manitowoc Co., Inc. Term Loan B	8.000	11/06/14	913,152
583	Matthew Warren Industries, Inc. Acquisition Term Loan	7.250	11/01/13	472,260
4,552	Matthew Warren Industries, Inc. Term Loan	7.250	11/01/13	3,687,184
2,797	Mold-Masters Luxembourg Holdings, SA Mold Masters Term Loan	3.813	10/11/14	2,454,258
3,037	Polypore, Inc. Incremental Term Loan	2.260	07/03/14	3,006,136

				17,049,824

	Insurance 2.7%
3,809	Alliant Holdings I, Inc. Term Loan B	3.289	08/21/14	3,676,167
6,840	AmWins Group, Inc. First Lien Term Loan	2.800	06/08/13	6,373,609
591	Applied Systems, Inc. Term Loan	2.755	09/26/13	558,678
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Insurance (continued)
$2,323	Audatex North America, Inc. Term Loan C	2.063%	05/16/14	$2,264,822
3,240	Conseco, Inc. New Term Loan	7.500	10/10/13	2,294,938
825	HMSC Corp. Second Lien Term Loan	5.755	10/03/14	567,188
577	Sedgwick CMS Holdings, Inc. First Lien Term Loan	5.500	05/27/16	578,142
2,800	Sedgwick CMS Holdings, Inc. Second Lien Term Loan	9.000	05/26/17	2,800,000
4,965	USI Holdings Corp. Term Loan	2.760	05/05/14	4,690,172

				23,803,716

	Leisure 0.1%
613	24 Hour Fitness Worldwide, Inc. New Term Loan	6.750	04/22/16	587,194

	Leisure Goods/Activities/Movies 6.4%
1,350	Alpha Topco, Ltd. Second Lien Term Loan (United Kingdom)	3.799	06/30/14	1,193,427
4,117	Alpha Topco, Ltd. Term Loan B (United Kingdom)	2.424	12/31/13	3,788,632
2,781	Alpha Topco, Ltd. Term Loan B2 (United Kingdom)	2.424	12/31/13	2,559,113
3,881	Bombardier Recreational Products, Inc. Term Loan (Canada)	3.390	06/28/13	3,475,505
5,715	Cedar Fair, LP Term Loan B	5.500	12/15/16	5,804,493
2,067	Fender Musical Instruments Corp. Delayed Draw Term Loan	2.550	06/09/14	1,777,344
4,091	Fender Musical Instruments Corp. Term Loan B	2.540	06/09/14	3,518,297
2,126	Gibson Guitar Corp. Term Loan	11.000	09/30/11	2,096,290
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Leisure Goods/Activities/Movies (continued)
$5,574	Hicks Sports Group, LLC Term Loan (c)	6.750%	12/22/10	$5,002,917
5,428	Live Nation Entertainment, Inc. Term Loan B	4.500	11/07/16	5,414,413
4,796	Metro-Goldwyn-Mayer Studios Inc. Revolving Credit Agreement (c)(e)	20.500	04/08/10	2,166,058
14,269	Metro-Goldwyn-Mayer Studios Inc. Term Loan B (c)	20.500	04/09/12	6,663,909
1,852	Playcore Wisconsin, Inc. Term Loan B	2.820	02/21/14	1,722,134
5,258	Sabre, Inc. Term Loan B	2.270	09/30/14	5,010,817
728	Six Flags Theme Parks, Inc. Exit Term Loan B	6.000	06/30/16	732,874
878	SRAM, LLC Term Loan B	5.010	04/30/15	879,909
3,456	True Temper Sports, Inc. Exit Facility Term Loan	8.000	10/14/13	3,348,416
402	Universal City Development Partners, Ltd. New Term Loan B	5.500	11/06/14	405,651

				55,560,199

	Lodging & Casinos 7.0%
1,250	BLB Worldwide Holdings, Inc. Second Lien Term Loan (c)	6.500	07/18/12	21,875
6,381	BLB Worldwide Holdings, Inc. Term Loan B (a)	4.750	07/18/11	4,924,058
2,396	Cannery Casino Resorts, LLC Delayed Draw Term Loan	4.506	05/20/13	2,277,537
748	Cannery Casino Resorts, LLC Revolving Credit Agreement (f)	3.350	05/18/12	687,427
500	Cannery Casino Resorts, LLC Second Lien Term Loan	4.506	05/16/14	415,000
2,897	Cannery Casino Resorts, LLC Term Loan B	4.506	05/17/13	2,754,273
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Lodging & Casinos (continued)
$3,176	CCM Merger, Inc. Term Loan B	8.500%	07/13/12	$3,181,105
325	Chester Downs and Marina, LLC Incremental Term Loan	12.375	07/29/16	330,805
1,981	Golden Nugget, Inc. New Delayed Draw Term Loan (a)	3.260	06/30/14	1,593,428
3,481	Golden Nugget, Inc. Term Loan B (a)	3.260	06/30/14	2,799,276
496	Harrah’s Operating Co., Inc. Incremental Term Loan B4	9.500	10/31/16	517,480
11,453	Harrah’s Operating Co., Inc. Term Loan B1	3.288	01/28/15	10,117,560
8,695	Harrah’s Operating Co., Inc. Term Loan B3	3.290	01/28/15	7,678,205
798	Isle of Capri Casinos, Inc. New Delayed Draw Term Loan A	5.000	11/25/13	781,818
907	Isle of Capri Casinos, Inc. New Delayed Draw Term Loan B	5.000	11/25/13	888,911
2,268	Isle of Capri Casinos, Inc. New Term Loan B	5.000	11/25/13	2,222,278
2,230	Las Vegas Sands, LLC Delayed Draw Term Loan	2.030	05/23/14	2,119,685
6,401	Las Vegas Sands, LLC Term Loan B	2.030	05/23/14	6,085,208
1,113	Magnolia Hill, LLC Delayed Draw Term Loan	3.510	10/30/13	1,001,606
3,167	Magnolia Hill, LLC Term Loan	3.510	10/30/13	2,850,726
1,116	MGM Mirage Class D Term Loan	6.000	10/03/11	1,115,245
175	Venetian Macau, Ltd. Delayed Draw Term Loan B	4.780	05/25/12	175,098
3,388	Venetian Macau, Ltd. New Project Term Loan	4.780	05/27/13	3,397,563
2,288	Venetian Macau, Ltd. Term Loan B	4.780	05/27/13	2,294,100

				60,230,267

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Oil & Gas 2.4%
$3,067	CCS, Inc. Term Loan B	3.290%	11/14/14	$2,696,364
3,219	Citgo Petroleum Corp. Term Loan B	8.000	06/24/15	3,295,903
1,000	Dresser, Inc. Second Lien Term Loan	6.112	05/04/15	999,170
4,960	Dresser, Inc. Term Loan	2.612	05/04/14	4,948,990
1,279	Ram Energy, Inc. Term Loan B	10.000	11/29/12	1,279,001
2,333	Venoco, Inc. Term Loan	4.313	05/08/14	2,214,527
2,832	Western Refining, Inc. Term Loan B	10.750	05/30/14	2,862,796
2,787	Willbros United States Holdings, Inc. Term Loan B	9.500	06/30/14	2,773,143

				21,069,894

	Personal Products 0.2%
2,029	Prestige Brands, Inc. Incremental Term Loan B	4.750	03/24/16	2,042,659

	Publishing 6.0%
987	Cengage Learning Holdings II, LP Incremental Term Loan	7.500	07/03/14	989,842
11,733	Cengage Learning Holdings II, LP Term Loan	2.540	07/03/14	10,768,804
3,987	Cygnus Business Media, Inc. Term Loan (a)(j)	9.750	06/30/13	2,491,967
5,000	Endurance Business Media, Inc. Second Lien Term Loan (c)	11.250	01/26/14	275,000
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Publishing (continued)
$6,260	Endurance Business Media, Inc. Term Loan (c)	4.750%	07/26/13	$1,283,295
4,609	F&W Publications, Inc. Term Loan	7.750	06/09/14	3,687,300
2,896	Gatehouse Media Operating, Inc. Delayed Draw Term Loan	2.260	08/28/14	1,066,385
4,514	Gatehouse Media Operating, Inc. Term Loan B	2.260	08/28/14	1,662,104
467	Knowledgepoint360 Group, LLC First Lien Term Loan	3.620	04/14/14	373,885
1,000	Knowledgepoint360 Group, LLC Second Lien Term Loan	7.362	04/13/15	610,000
1,719	MC Communications, LLC Term Loan (a)	6.750	12/31/12	343,784
629	Medianews Group New Term Loan	8.500	03/19/14	610,156
3,313	Merrill Communications, LLC Second Lien Term Loan (a)	14.756	11/15/13	3,097,562
11,820	Nelson Education Ltd. Term Loan (Canada)	2.789	07/05/14	11,051,670
5,308	Network Communications, Inc. Term Loan	4.250	11/30/12	3,688,765
8,662	Tribune Co. Term Loan B (c)(d)	5.250	06/04/14	5,762,628
1,669	Yell Group PLC New Term Loan A3 (United Kingdom)	3.755	04/30/14	964,001
6,231	Yell Group PLC New Term Loan B1 (United Kingdom)	4.005	07/31/14	3,415,448

				52,142,596

	Radio & Television 6.9%
934	Barrington Broadcasting Group LLC Term Loan	4.640	08/12/13	859,089
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Radio & Television (continued)
$6,799	CMP KC, LLC Term Loan	6.250%	05/03/11	$577,894
3,969	CMP KC, LLC Term Loan B (c)	4.006	06/11/14	3,718,418
12,242	CMP Susquehanna Corp. Term Loan	2.313	05/05/13	10,990,263
2,597	FoxCo Acquisition Sub, LLC Term Loan	7.500	07/14/15	2,579,118
949	High Plains Broadcasting Operating Co., LLC Term Loan	9.000	09/14/16	947,210
1,811	Intelsat Corp. Term Loan B-2-A	2.790	01/03/14	1,770,996
1,810	Intelsat Corp. Term Loan B-2-B	2.790	01/03/14	1,770,449
1,810	Intelsat Corp. Term Loan B-2-C	2.790	01/03/14	1,770,449
1,719	LBI Media, Inc. Term Loan	1.755	03/31/12	1,628,752
2,475	Multicultural Radio Broadcasting, Inc. Second Lien Term Loan	6.006	06/18/13	1,961,437
1,897	Multicultural Radio Broadcasting, Inc. Term Loan	3.010	12/18/12	1,555,669
3,461	Newport Television, LLC Term Loan B	9.000	09/14/16	3,454,426
22,613	Univision Communications Inc. Initial Term Loan	2.505	09/29/14	21,461,952
4,320	Weather Channel Replacement Term Loan	5.000	09/14/15	4,342,435

				59,388,557

	Retailers (except food & drug) 2.2%
3,732	Amscan Holdings, Inc. New Term Loan	2.539	05/25/13	3,633,559
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Retailers (except food & drug) (continued)
$2,436	Dollar General Corp. Term Loan B-1	3.020%	07/07/14	$2,416,378
249	Educate, Inc. Second Lien Term Loan	8.510	06/16/14	242,538
1,000	FTD, Inc. Term Loan B	6.750	08/26/14	1,003,750
3,699	Guitar Center, Inc. Term Loan B	3.760	10/09/14	3,344,806
1,447	Michaels Stores, Inc. Term Loan B2	4.880	07/31/16	1,437,805
2,192	Pilot Travel Centers LLC Term Loan B	5.250	06/30/16	2,234,198
1,456	Sally Holdings, LLC Term Loan B	2.510	11/15/13	1,451,449
3,113	Savers, Inc. Term Loan B	5.750	03/11/16	3,125,128

				18,889,611

	Surface Transport 0.9%
1,970	Avis Budget Car Rental, LLC New Term Loan	5.750	04/19/14	1,986,376
941	Cardinal Logistics First Lien Term Loan (a)	12.500	09/23/13	658,922
903	JHCI Acquisition, Inc. First Lien Term Loan	2.760	06/19/14	829,066
4,290	Swift Transportation Co. Inc. Term Loan	8.250	05/09/14	4,246,520

				7,720,884

	Telecommunications 3.6%
4,862	Avaya, Inc. Term Loan	3.058	10/24/14	4,423,661
1,231	Cincinnati Bell, Inc. Term Loan	6.500	06/09/17	1,243,531
3,732	Global Tel*Link Corp. Term Loan B	6.000	03/02/16	3,739,397
1,417	Level 3 Financing Inc. Add on Term Loan	11.500	03/13/14	1,537,083
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Telecommunications (continued)
$6,100	Level 3 Financing Inc. Term Loan A	2.539%	03/13/14	$5,700,786
670	MetroPCS Wireless, Inc. Extended Term Loan	3.813	11/03/16	671,768
62	MetroPCS Wireless, Inc. Term Loan B	2.563	11/04/13	61,120
819	Orius Corp., LLC Term Loan A (b)(c)(d)(e)	6.750	01/23/09	27
607	Orius Corp., LLC Term Loan B1 (b)(c)(d)(e)	7.250	01/23/10	20
8,924	NTELOS Inc. Term Loan B	5.750	08/07/15	9,000,160
482	West Corp. Term Loan B2	2.630	10/24/13	472,938
1,183	West Corp. Term Loan B5	4.506	07/15/16	1,179,880
3,000	Yankee Cable Acquisition, LLC Term Loan B1	6.500	08/26/16	2,984,070

				31,014,441

	Utilities 9.3%
1,565	Bicent Power LLC First Lien Term Loan B	2.540	06/30/14	1,364,595
4,817	BRSP, LLC Term Loan B	7.500	06/04/14	4,847,108
5,004	Calpine Corp. First Priority Term Loan	3.165	03/29/14	4,986,594
5,500	FirstLight Power Resources, Inc. Second Lien Term Loan	4.813	05/01/14	5,087,500
87	FirstLight Power Resources, Inc. Synthetic Letter of Credit	2.813	11/01/13	81,844
4,719	FirstLight Power Resources, Inc. Term Loan B	2.813	11/01/13	4,453,095
1,421	Great Point Power Delayed Draw Term Loan	5.500	03/10/17	1,422,616
2,567	Longview Power, LLC Delayed Draw Term Loan	2.563	02/28/14	2,228,508
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Utilities (continued)
$733	Longview Power, LLC Synthetic Letter of Credit	2.563%	02/28/14	$636,717
2,200	Longview Power, LLC Term Loan B	2.563	02/28/14	1,910,150
187	Mach Gen, LLC Letter of Credit	2.289	02/22/13	174,554
11,813	New Development Holdings, Inc. Term Loan	7.000	07/03/17	12,060,267
8,494	NRG Energy, Inc. Extended Letter of Credit	3.539	08/31/15	8,490,925
343	NRG Energy, Inc. Extended Term Loan B	3.539	08/31/15	342,596
2	NRG Energy, Inc. Synthetic Letter of Credit	1.789	02/01/13	1,953
1,649	NRG Energy, Inc. Term Loan	1.780	02/01/13	1,617,684
3,784	Primary Energy Operations, LLC New Term Loan	6.500	10/23/14	3,714,500
7,050	Texas Competitive Electric Holdings Co., LLC Delayed Draw Term Loan	3.760	10/10/14	5,485,061
2,614	Texas Competitive Electric Holdings Co., LLC Term Loan B1	3.760	10/10/14	2,041,178
7,559	Texas Competitive Electric Holdings Co., LLC Term Loan B2	3.920	10/10/14	5,903,290
7,368	Texas Competitive Electric Holdings Co., LLC Term Loan B3	3.760	10/10/14	5,744,428
4,700	TPF Generation Holdings, LLC Second Lien Term Loan C	4.539	12/15/14	4,329,875
1,028	TPF Generation Holdings, LLC Synthetic Letter of Credit	2.289	12/13/13	988,849
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Utilities (continued)
$322	TPF Generation Holdings, LLC Synthetic Revolving Credit Agreement	2.289%	12/15/11	$309,984
2,503	TPF Generation Holdings, LLC Term Loan B	2.289	12/15/13	2,408,665

				80,632,536

	Total Variable Rate **Senior Loan Interests 143.7%			1,241,023,505

Par
Amount
(000)	Borrower	Coupon	Maturity	Value

	Notes 4.3%
	Air Transport 0.1%
$1,110	Continental Airlines, Inc. (g)	6.750%	09/15/15	$1,162,725

	Building & Development 0.3%
5,400	Compression Polymers Corp. (h)	7.501	07/01/12	2,686,500

	Chemicals & Plastics 0.5%
3,149	Lyondell Chemical Co.	11.000	05/01/18	3,531,248
1,131	Wellman, Inc. (a)	5.000	01/29/19	1,131,022

				4,662,270

	Containers & Glass Products 0.2%
1,900	Berry Plastics Corp. (h)	5.039	02/15/15	1,838,250

	Ecological Services & Equipment 0.1%
560	Environmental Systems Products Holdings, Inc.	18.000	03/31/15	560,083

	Forest Products 0.6%
5,063	Builders FirstSource, Inc. (h)	14.626	02/15/16	5,063,000

	Healthcare 0.8%
6,167	Apria Healthcare Group, Inc. (g)	11.250	11/01/14	6,860,417

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Home Furnishings 0.1%
$677	Targus Group International Inc. (a)	10.000%	12/15/15	$676,823

	Publishing 0.3%
1,928	F&W Publications, Inc. (a)	15.000	12/09/14	922,859
1,500	Verso Paper Holding LLC (h)	4.262	08/01/14	1,872,500

				2,295,359

	Telecommunications 0.5%
4,500	Qwest Corp. (h)	3.542	06/15/13	4,730,625

	Utility 0.8%
6,677	Calpine Corp. (g)	7.500	02/15/21	6,877,517

	Total Notes 4.3%			37,413,569

Description	Value

Equities 2.3%
Affiliated Media, Inc. (46,746 common shares, Acquired dates 08/29/05 and 08/25/06, Cost $3,069,828) (k)	$771,303
Axia Acquisition Corp. (595 common Shares, Acquired date 04/21/10, Cost $2,673,763) (i)(j)(k)	1,491,652
Building Materials Holding Corp. (923,526 common shares, Acquired date 01/11/10, Cost $1,406,020) (i)(k)	674,174
Comdisco Holdings Co., Inc. (7 common shares, Acquired date 09/04/08, Cost $68) (i)(k)	62
Contech Construction Products, Inc. (373,586 common shares, Acquired date 10/29/10, Cost $0) (k)	0
CTM Media Holdings, Inc. (2,544 common shares, Acquired date 09/19/09, Cost $35,444) (k)	6,358
Cumulus Media, Inc. (Warrants for 7,614 common shares, Expiration date 06/29/19, Acquired date 01/14/10, Cost $0) (i)(k)	14,390
Cygnus Business Media, Inc. (5,882 common shares, Acquired date 09/29/09, Cost $1,251,821) (i)(j)(k)	0
Environmental Systems Products Holdings, Inc. (9,333 common shares, Acquired date 09/27/07, Cost $0) (i)(k)	0
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Description	Value

Equities (continued)
Environmental Systems Products Holdings, Inc. (4,275 preferred shares, Acquired date 09/27/07, Cost $106,875) (i)(k)	$35,217
Euramax International, Inc. (4,207 common shares, Acquired date 07/09/09, Cost $4,543,100) (i)(k)	1,325,237
F&W Publications, Inc. (15,519 common shares, Acquired dates 08/10/05 and 06/12/07, Cost $18,581) (k)	9,699
F&W Publications, Inc. (Warrants for 2,291 common shares, Acquired dates 08/10/05 and 06/12/07, Cost $1,783) (k)	1,432
Generation Brands, LLC (4,863 common shares, Acquired date 01/26/10, Cost $0) (i)(k)	0
IAP Worldwide Services, Inc. (Warrants for 17,576 common shares, Expiration date 06/11/15, Acquired 06/18/08, Cost $0) (i)(k)	0
IAP Worldwide Services, Inc. (Warrants for 39,841 common shares, Expiration date 06/12/15, Acquired 06/18/08, Cost $0) (i)(k)	0
IDT Corp. (7,632 common shares, Acquired date 01/30/04, Cost $0) (k)	112,038
Lake At Las Vegas Joint Venture, Class A (780 common shares, Acquired dates 07/06/07 and 01/02/08, Cost $7,937,680) (k)	315,959
Lake At Las Vegas Joint Venture, Class B (9 common shares, Acquired dates 07/06/07 and 01/02/08, Cost $93,970) (k)	3,749
Lake At Las Vegas Joint Venture (Warrants for 39 common shares of Class C, 54 common shares of Class D, 60 common shares of Class E, 67 common shares of Class F, and 76 common shares of Class G, Expiration date 07/15/15, Acquired dates 07/06/07 and 01/02/08, Cost $0) (k)	0
Lyondell Chemical Co., Class A (405,043 common shares, Acquired date 06/02/10, Cost $10,731,813) (k)	10,879,455
Lyondell Chemical Co., Class B (18,849 common shares, Acquired date 06/02/10, Cost $310,397) (k)	506,850
Marietta Intermediate Holding Corp. (2,023,400 common shares, Acquired date 04/22/10, Cost $48,742) (i)(k)	749,063
Marietta Intermediate Holding Corp. (Warrants for 247,917 common shares, Acquired date 03/17/10, Cost $0) (i)(k)	0
MC Communications, LLC (333,084 common shares, Acquired date 07/02/09, Cost $0) (i)(k)	0
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

Description	Value

Equities (continued)
Mega Brands, Inc. (Canada) (553,671 common shares, Acquired date 03/31/10, Cost $1,627,958) (i)(k)	$314,863
Newhall Holding Co., LLC (343,321 common shares, Acquired date 08/24/09, Cost $3,096,884) (k)	580,796
SuperMedia, Inc. (2,333 common shares, Acquired date 01/07/10, Cost $179,917) (k)	15,351
Targus Group International, Inc. (27,462 common shares, Acquired date 12/16/09, Cost $0) (i)(k)	71,401
True Temper Sports, Inc. (121,429 common shares, Acquired date 12/17/09, Cost $4,287,500) (i)(k)	425,062
Vitruvian Exploration, LLC (40,110 common shares, Acquired date 10/19/09, Cost $1,717,401) (k)	441,210
WCI Communities, Inc. (6,756 common shares, Acquired date 09/23/09, Cost $759,755) (k)	574,260
Wellman, Inc. (1,048 common shares, Acquired dates 02/12/09 & 06/16/09, Cost $2,941,862) (k)	161,570

Total Equities 2.3%	19,481,151

Total Long-Term Investments 150.3% (Cost $1,441,442,257)	1,297,918,225

Time Deposit 1.7%
State Street Bank & Trust Co. ($14,407,267 par, 0.01% coupon, dated 10/29/10, to be sold on 11/01/10 at $14,407,279) (Cost $14,407,267)	14,407,267

Total Investments 152.0% (Cost $1,455,849,524)	1,312,325,492

Borrowings (25.9%)	(224,000,000)

Preferred Shares (23.2%)	(200,000,000)

Liabilities in Excess of Other Assets (2.9%)	(24,775,773)

Net Assets 100.0%	$863,549,719

Percentages are calculated as a percentage of net assets applicable to common shares.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued

(a)	All or a portion of this security is payment-in-kind.

(b)	This borrower is currently in liquidation.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at October 31, 2010 was $29,712,671, which represented 3.44% of the Trust net assets applicable to common shares.

(d)	This borrower has filed for protection in federal bankruptcy court.

(e)	The borrower is in the process of restructuring or amending the terms of this loan.

(f)	All or a portion of this security is designated in connection with unfunded loan commitments.

(g)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2010.

(i)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.59% of the net assets of the Trust.

(j)	Affiliated company.

(k)	Non-income producing security.

*	Senior Loans in the Trust’s portfolio generally are subject to mandatory and/or optional payment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust’s portfolio may be substantially less than the stated maturities shown.

**	Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base the lending rate plus a premium. These base lending rates are generally (1) the lending rate offered by one or more major European banks, such as the London inter-Bank Offered Rate (“LIBOR”), (2) the prime rate offered by one or more major United States banks, or (3) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan. The stated coupon rates reflect the weighted average rate of the outstanding contracts for each loan as of October 31, 2010.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited)
Swap agreements outstanding as of October 31, 2010:
Credit Default Swaps

			Pay/						Credit
			Receive		Implied	Notional			Rating of
	Reference	Buy/Sell	Fixed	Expiration	Credit	Amount	Upfront		Reference
Counterparty	Entity	Protection	Rate	Date	Spread(a)	(000)	Payments	Value	Entity(b)
Goldman Sachs International	Calpine Corp.	Sell	5.000%	03/20/11	2.14%	$2,000	$(65,000)	$33,872	B

Goldman Sachs International	Texas Competitive
	Electric Holdings
	Co. LLC	Sell	5.000	03/20/12	6.39	5,000	(112,500)	60,358)	B-

Total Credit Default Swaps						$7,000	$(177,500)	$(26,486)

(a)	Implied credit spreads represents the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)	Credit rating as issued by Standard and Poor’s (Unaudited).
Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
          Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
               Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements — Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Invesco Van Kampen Senior Income Trust
Schedule of Investments ▪ October 31, 2010 (Unaudited) continued
          The following is a summary of the inputs used as of October 31, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total
Investments in an Asset Position
Variable Rate Senior Loan Interests	$—	$1,240,771,386	$252,119	$1,241,023,505
Notes	—	35,605,724	1,807,845	37,413,569
Equities	17,739,958	—	1,741,193	19,481,151
Time Deposits	—	14,407,267	—	14,407,267
Credit Default Swaps	—	33,872	—	33,872
Unfunded Commitments	—	77,923	—	77,923

Total Investments in an Asset Position	$17,739,958	$1,290,896,172	$3,801,157	$1,312,437,287

Investments in a Liability Position
Credit Default Swaps	$—	$(60,358)	$—	$(60,358)
Unfunded Commitments	—	(4,157,724)	—	(4,157,724)

Total Investments in a Liability Position	$—	$(4,218,082)	$—	$(4,218,082)

Investment Securities — Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,442,623

Aggregate unrealized (depreciation) of investment securities	(185,111,412)

Net unrealized appreciation (depreciation) of investment securities	$(151,668,789)

Cost of investments for tax purposes is $1,463,994,281.

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Senior Income Trust

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer

Date:	December 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer

Date:	December 30, 2010

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	December 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.